Subsequent events	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events	28. Subsequent events On February 8, 2026, the Group acquired a non-material business for a total purchase price of $48.9 million.